Consolidated and Combined Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss) including non-controlling interests	$ (1,587,340)	$ (13,305)	$ (1,548,006)	$ (21,280)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Amortization of intangible assets	21,336	0	21,336	0
Equity-based compensation			1,158,597	0
Depreciation and amortization of fixed assets			265	459
Amortization of debt discounts and deferred financing costs			560	348
Non-cash lease expense			(117)	0
Net losses on retirement of debt	16,145	0	16,145	0
Change in TRA liability	1,146	0	1,146	0
Change in warrant liability	15,300	0	15,300	0
Change in Earnout Securities liability	462,970	0	462,970	0
Deferred income taxes			(29,183)	0
Changes in operating assets and liabilities:
Due from related parties			(41,387)	2,769
Other assets, net			(5,025)	306
Accrued compensation			6,713	202
Accounts payable, accrued expenses and other liabilities			(40,994)	(6,667)
Net cash provided by (used in) operating activities			18,320	(23,863)
Cash flows from investing activities
Purchase of fixed assets			(533)	(42)
Purchase of investments			(3,450)	0
Cash consideration paid for Dyal Capital, net of cash consideration received			(973,457)	0
Net cash provided by (used in) investing activities			(977,440)	(42)
Cash flows from financing activities
Cash proceeds from the Business Combination			1,738,603	0
Offering costs related to the Business Combination			(126,309)	0
Acquisition of noncontrolling interests in the Blue Owl Operating Group in connection with the Business Combination			(491,956)	0
Proceeds from debt obligations			896,008	102,275
Debt issuance costs			(9,663)	(300)
Repayments of debt obligations, including prepayment costs			(577,713)	(58,765)
Distributions to members prior to the Business Combination			(51,140)	(24,325)
Contributions from noncontrolling interests			7,171	4,391
Distributions to noncontrolling interests			(1,478)	(176)
Net cash provided by (used in) financing activities			1,383,523	23,100
Net increase (decrease) in cash and cash-equivalents			424,403	(805)
Cash and cash-equivalents, beginning of the period			11,630	7,343	$ 7,343
Cash and cash-equivalents, end of the period	$ 436,033	$ 6,538	436,033	6,538	11,630	$ 7,343
Supplemental and Non-Cash Information
Cash paid for interest			13,667	11,559
Cash paid for income taxes			470	142
Owl Rock Capital And Subsidiaries And Owl Rock Capital Securities LLC [Member]
Cash flows from operating activities
Net income (loss) including non-controlling interests					(82,441)	20,465	$ (2,587)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation and amortization					673	829	304
Amortization of deferred financing costs					787	225	397
Deferred income taxes					475	(159)	180
Changes in operating assets and liabilities:
Due from affiliates, net					(49,824)	(12,407)	(9,930)
Other assets					(10,222)	2,219	1,315
Accounts payable, accrued expenses and other liabilities					11,153	(6,562)	9,227
Accrued compensation					135,108	39,295	19,880
Net cash provided by (used in) operating activities					5,234	44,064	18,606
Cash flows from investing activities
Purchase of fixed assets					(652)	(1,173)	(3,176)
Proceeds from promissory note					(30,000)
Repayments of promissory note					30,000
Net cash provided by (used in) investing activities					(652)	(1,173)	(3,176)
Cash flows from financing activities
Proceeds from debt obligations					240,547	344,944	124,918
Repayments of debt obligations					(171,458)	(83,590)	(109,690)
Deferred financing costs					(594)	(4,151)	(414)
Contributions					9,264	20,042	18,520
Distributions					(78,054)	(320,252)	(44,849)
Net cash provided by (used in) financing activities					(295)	(43,007)	(11,515)
Net increase (decrease) in cash and cash-equivalents					4,287	(116)	3,915
Cash and cash-equivalents, beginning of the period			$ 11,630	$ 7,343	7,343	7,459	3,544
Cash and cash-equivalents, end of the period					11,630	7,343	7,459
Supplemental and Non-Cash Information
Non-cash contributions (capital contribution receivable)					567	1,853	2,606
Cash paid for interest					23,231	2,697	$ 770
Cash paid for income taxes					$ 142	$ 359